SHARE-BASED COMPENSATION - Employee and Non-Employee share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 1.99	$ 0.62	$ 0.62
Exercised (in dollars per share)		0.50	0.60
Outstanding at end of the year (in dollars per share)	1.99	$ 1.99	$ 0.62	$ 0.62
Vested and Exercisable at end of the year (in dollars per share)	1.99
Vested and expected to vest at end of the year (in dollars per share)	$ 1.99
Stock Options
Summary of employee option activity under the Plan
Outstanding at beginning of the year (in shares)	6,297,966	5,905,388	8,890,629
Granted (in shares)	146,426	965,000	1,063,293
Forfeited (in shares)	(355,175)	(247,232)	(2,086,050)
Exercised (in shares)	(233,096)	(325,190)	(1,962,484)
Outstanding at end of the year (in shares)	5,856,121	6,297,966	5,905,388	8,890,629
Vested and exercisable at end of the year (in shares)	4,136,123
Vested and expected to vest at end of the year (in shares)	5,856,121
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 2.52	$ 2.44	$ 1.76
Share options granted (in dollars per share)	5.25	2.58	4.12
Forfeited (in dollars per share)	0.34	2.10	1.99
Exercised (in dollars per share)	1.94	1.62	0.76
Outstanding at end of the year (in dollars per share)	2.55	$ 2.52	$ 2.44	$ 1.76
Vested and Exercisable at end of the year (in dollars per share)	2.36
Vested and expected to vest at end of the year (in dollars per share)	$ 2.55
Weighted average remaining contractual term
Outstanding (in years)	6 years 3 months 25 days	7 years 3 months 25 days	7 years 11 months 15 days	8 years 3 months 10 days
Vested and Exercisable (in years)	5 years 11 months 8 days
Vested and expected to vest (in years)	6 years 3 months 25 days
Average intrinsic value
Outstanding at beginning of the year	$ 21,389	$ 22,807	$ 36,888
Outstanding at end of the year	349	21,389	22,807	$ 36,888
Exercised	588	$ 1,260	$ 3,220
Vested and Exercisable at end of the year	335
Vested and expected to vest at end of the year	$ 349
Weighted Average Grant Date Fair Value
Granted	$ 0.70	$ 1.06	$ 0.49
Non-Employee Share options
Summary of employee option activity under the Plan
Outstanding at beginning of the year (in shares)	70,625	852,519	1,106,587
Exercised (in shares)		(781,894)	(254,068)
Outstanding at end of the year (in shares)	70,625	70,625	852,519	1,106,587
Vested and exercisable at end of the year (in shares)	61,875
Vested and expected to vest at end of the year (in shares)	70,625
Weighted average remaining contractual term
Outstanding (in years)	5 years 9 months 29 days	6 years 9 months 29 days	5 years 2 months 23 days	6 years 2 months 4 days
Vested and Exercisable (in years)	5 years 9 months 3 days
Vested and expected to vest (in years)	5 years 9 months 29 days
Average intrinsic value
Outstanding at beginning of the year	$ 338	$ 549	$ 664
Outstanding at end of the year		338	549	$ 664
Exercised		$ 211	$ 115